Commitments and Contingencies - Schedule of Future Minimum Lease Payments Under Non-cancellable Operating Leases (Details) - EUR (€)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Minimum lease payments under non-cancellable operating leases	€ 833,000,000	€ 769,000,000	€ 212,000,000
Not Later Than One Year
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Minimum lease payments under non-cancellable operating leases	62,000,000	47,000,000	25,000,000
Later Than One Year But Not More Than 5 Years
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Minimum lease payments under non-cancellable operating leases	288,000,000	244,000,000	97,000,000
Later Than Five Years
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Minimum lease payments under non-cancellable operating leases	€ 483,000,000	€ 478,000,000	€ 90,000,000